Risk Management (Details) - Schedule of use of cross currency funding $ in Millions	Dec. 31, 2021 USD ($)
Maximum [member]
Risk Management (Details) - Schedule of use of cross currency funding [Line Items]
Cross Currency Funding	$ 3,637
Minimum [member]
Risk Management (Details) - Schedule of use of cross currency funding [Line Items]
Cross Currency Funding	1,446
Average [member]
Risk Management (Details) - Schedule of use of cross currency funding [Line Items]
Cross Currency Funding	$ 2,582